SHARE CAPITAL	9 Months Ended
Sep. 30, 2024
SHARE CAPITAL

13.	SHARE CAPITAL

Authorized share capital

Unlimited number of common shares without par value.

Issued share capital

During the nine months ended September 30, 2024,

●	The Company issued 22,766 common shares for the vesting of restricted share units.

●	The Company issued 791,668 common shares for the exercise of warrants

●	On February 26, 2024, the Company issued 448,000 units consisting of one common share and one warrant and 88,000 units consisting of one prefunded warrant and one warrant in a financing for $4,877,475 with share issuance costs of $752,498 for net proceeds of $4,124,977. Of the total share issuance costs $441,166 was expensed in other income (expense). The value of the issuance was allocated $2,017,966 to the shares, and $2,859,509 to the warrants, including $431,084 allocated to prefunded warrants. The prefunded warrants were exercised on the date of issue. On March 27, 2024, the exercise price of the warrants was amended to US$0.1761 from the original exercise price of USD $0.36 due to a one time exercise price reset Post share consolidation, the new exercise price is US$4.4025.

●	36,000 shares were returned to treasury that were held in escrow related to the Vital Intelligence Inc. acquisition for failure to meet required milestones. All value that had been recorded related to these shares had been previously written off

●	On April 29, 2024, the Company issued 282,541 units consisting of one common share and one warrant and 258,000 units consisting of one prefunded warrant and one warrant in a financing for $4,882,168 with share issuance costs of $779,615 for net proceeds of $4,102,553. Of the total share issuance costs $671,747 was expensed in other income (expense). The value of the issuance was allocated $396,137 to the shares, and $4,422,815 to the warrants, including $1,248,343 allocated to prefunded warrants.

●	On August 21, 2024, the Company issued 346,667 units consisting of one common share and one warrant, and 320,000 units consisting of one prefunded warrant and one warrant in a financing for $2,720,050 with share issue costs of $343,676 for net proceeds of $2,376,374. The value of the issuance was allocated $160,076 to the shares, and $2,559,974 to the warrants including $591,265 allocated to prefunded warrants.

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three and Nine Months Ended September 30, 2024

Expressed in Canadian Dollars (unaudited)

13.	SHARE CAPITAL (CONT’D)

During the year ended December 31, 2023,

●	The Company issued 60,332 common shares for the vesting of restricted share units.

●	The Company issued 320,000 common shares in a financing for $10,856,166 with share issuance costs of $1,953,032 for net proceeds of $8,903,134.

●	The Company issued 26,030 common shares in an ATM (“At – the - market”) financing for $1,748,946 with share issuance costs of $222,136 for net proceeds of $1,526,810.

●	The Company issued 192,000 common shares in a financing for proceeds of $4,858,995 with share issuance costs of $889,623 for net proceeds of $3,969,372. Of the total share issuance costs $793,979 were expensed in other income (expense). Value of the issuance was allocated $520,064 to the shares and $4,338,931 to derivative liability.

Share consolidation

On September 5, 2024 the Company effected a 25:1 share consolidation. All share, warrant, option and RSU numbers in these statements are shown post consolidation, including exercise prices, unless otherwise noted.

Stock Options

The Company has adopted an incentive share compensation plan, which provides that the Board of Directors of the Company may from time to time, in its discretion, and in accordance with the CSE requirements, grant to directors, officers, employees, and technical consultants to the Company, non-transferable stock options to purchase common shares. The total number of common shares reserved and available for grant and issuance pursuant to this plan shall not exceed 15% (in the aggregate) of the issued and outstanding common shares from time to time. The number of options awarded and underlying vesting conditions are determined by the Board of Directors in its discretion.

As at September 30, 2024, the Company had the following options outstanding and exercisable:

Grant Date	Expiry Date	Exercise Price	Remaining Contractual Life (years)	Number of Options Outstanding	Number of Options Exercisable
October 30, 2019	October 30, 2029	$62.50	5.07	11,130	11,134
November 19, 2019	November 19, 2029	$62.50	5.13	2,000	2,000
April 30, 2020	April 30, 2030	$62.50	5.57	320	320
April 30, 2020	April 30, 2030	$96.25	5.57	4,400	4,400
July 3, 2020	July 3, 2025	$80.00	0.75	4,000	4,000
November 24, 2020	November 24, 2030	$62.50	6.14	1,280	1,280
February 2, 2021	February 2, 2031	$330.00	6.33	1,200	1,200
March 8, 2021	March 8, 2026	$347.50	1.43	400	400
April 27, 2021	April 27, 2031	$253.75	6.56	4,840	4,774
September 9, 2021	September 9, 2026	$121.00	1.94	1,034	1,034
November 9, 2023	November 9, 2033	$15.65	9.09	1,200	400
				31,804	30,942

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three and Nine Months Ended September 30, 2024

Expressed in Canadian Dollars (unaudited)

13.	SHARE CAPITAL (CONT’D)

	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2022	35,154	$115.00
Forfeited	(400)	94.25
Issued	1,200	15.65
Outstanding, December 31, 2023	35,954	$112.00
Forfeited	(4,150)	111.61
Outstanding, September 30, 2024	31,804	$111.99

No options were granted by the Company during the nine months ended September 30, 2024.

During the three and nine months ended September 30, 2024, the Company recorded $5,600 (2023 – $27,425) and $58,979 (2023 - $130,437) respectively in stock-based compensation in relation to the vesting of stock options. The fair values of stock options granted were estimated using the Black-Scholes Option Pricing Model.

Restricted Share Units

During the three and nine months ended September 30, 2024, the Company recorded share-based payment expense of $394,975 (2023 - $451,490) and $845,650 (2023 - $889,041) for RSUs, based on the fair values of RSUs granted which were calculated using the closing price of the Company’s stock on the day prior to grant.

The Company has adopted an incentive share compensation plan, which provides that the Board of Directors of the Company may from time to time, in its discretion, and in accordance with the Exchange requirements, grant to directors, officers, employees and technical consultants to the Company, restricted stock units (RSUs). The number of RSUs awarded and underlying vesting conditions are determined by the Board of Directors in its discretion. RSUs will have a 3-year vesting period following the award date. The total number of common shares reserved and available for grant and issuance pursuant to this plan, and the total number of Restricted Share Units that may be awarded pursuant to this plan, shall not exceed 15% (in the aggregate) of the issued and outstanding common shares from time to time.

As at September 30, 2024, the Company had the following RSUs outstanding:

Number of RSUs
Outstanding, December 31, 2022	47,982
Vested	(60,331)
Issued	67,413
Forfeited	(10,519)
Outstanding, December 31, 2023	44,545
Vested	(22,750)
Issued	185,218
Forfeited	(10,487)
Outstanding, September 30, 2024	196,526

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three and Nine Months Ended September 30, 2024

Expressed in Canadian Dollars (unaudited)

13.	SHARE CAPITAL (CONT’D)

Warrants

During the nine months ended September 30, 2024 and the year ended December 31, 2023, the Company issued pre-funded warrants (“USD pre-funded Warrants”) where a portion of the funds related to the eventual exercise have already been received with the remaining exercise price in USD. As part of these same issuances, shares with warrants attached were issued. Being in a foreign currency that is not the Company’s functional currency and these pre-funded warrants were not issued in exchange for services, the value related to the future exercise price of the USD pre-funded Warrants are required to be recorded as a financial liability and not as equity. As a financial liability, the portion of the USD pre-funded Warrants related to the future exercise price will be revalued on a quarterly basis to fair market value with the change in fair value being recorded in profit or loss. The warrants issued with the shares are also in USD so are also accounted for as a liability. In addition, the Company also issued pre-funded warrants with an exercise price in Canadian dollars (“Pre-funded Warrants”). These are also treated as a liability as the agreement contains clauses that do not meet the fixed for fixed test. As a financial liability, the portion of the Pre-funded Warrants related to the future exercise price will be revalued on a quarterly basis to fair market value with the change in fair value being recorded in profit or loss. The warrants issued with the shares are also accounted for as a liability as these also contain clauses that do not meet the fixed for fixed test.

On August 7, 2024, the exercise price of the April 29, 2024 warrants were amended to CAD $0.2250 or CAD $5.625 on a post share consolidation basis. The exercise price of the October Warrants was reduced twice and converted to Canadian dollars for a new exercise price of CAD $5.6925. For the October 2023 issuance and the April 2024 issuance, the warrant agreements were further amended as of August 7, 2024 to remove the cashless exercise feature and any anti-dilution clauses that would lead to variability in settlement so they now meet the requirement for equity treatment of the warrants. The warrants were fair values on August 7, 2024 and transferred to equity.

The warrants issued as part of the August 2024 issuance were issued with a CAD exercise price, no cashless exercise feature and no anti-dilution clauses that would lead to variability in settlement.

To reach a fair value of the warrants, a Black Scholes calculation is used, calculated in USD for those with a USD exercise price and in CAD for those with a Canadian exercise price. The Black Scholes value per warrant is then multiplied by the number of outstanding warrants and then multiplied by the foreign exchange rate at the end of the period for those denominated in USD.

Summary of issue date fair value inputs

	February Issuance		April Issuance		August Issuance
	Warrants	Broker	Warrants	Broker	Broker
Volatility	119.23%	107.8%	119.80%	108.67%	118.87%
Risk free rate	4.33%	4.48%	4.65%	4.62%	3.74%
Expected life	5 years	3 years	5 years	3 years	3 years
Expected dividend yield	0%	0%	0%	0%	0%

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three and Nine Months Ended September 30, 2024

Expressed in Canadian Dollars (unaudited)

13.	SHARE CAPITAL (CONT’D)

Warrant Derivative Liability

Balance at December 31, 2022	$-
Warrants issued	3,985,015
Change in fair value of warrants outstanding	211,110
Balance at December 31, 2023	$4,196,125
Warrants issued	7,282,325
Warrants exercised	(3,661,282)
Change in fair value of warrants outstanding	(2,788,734)
Reclassify amended warrants to equity	(3,776,429)
Balance at September 30, 2024	$1,252,005

Warrants – Equity Treatment

Balance at December 31, 2023	$-
Reclassification of amended warrants	3,776,428
Balance at September 30, 2024	$3,776,428

Details of liability warrants and their fair values are as follows:

Issue Date	Exercise Price		Number of Warrants Outstanding at September 30, 2024	Fair Value at September 30, 2024	Number of Warrants Outstanding at December 31, 2023	Fair Value at December 31, 2023
Derivative Liability
February 26, 2024 (1)	US$	4.4025	474,332	1,252,005	-	-
October 30, 2023 (2)	CAD$	5.6925	-	-	256,000	3,180,543
October 30, 2023 (3)	US$	0.003	-	-	64,000	1,015,582
			474,332	$1,252,005	320,000	$4,196,125

1)	The warrants expire February 26, 2029.
2)	The warrant terms were amended and warrants were reclassified to equity August 7,2024
3)	The warrants have no expiry date. They were exercised January 5, 2024.

Details of the warrants treated as equity and their fair values are as follows:

Warrants – Equity Treatment

	Exercise Price		Number of Warrants Outstanding at September 30, 2024	Fair value at September 30, 2024	Number of Warrants Outstanding at December 31, 2023	Fair Value at December 31, 2023
October 30, 2023 (1)	CAD$	5.6925	256,000	$1,187,147	-		$-
April 29, 2024 (2)	CAD$	5.625	540,541	2,589,281	-		-
August 21, 2024 (3)	CAD$	5.12	666,667	-	-		-
			1,463,208	$3,776,428	-	$

1)	The warrants expire October 30, 2028. These were moved from derivative liability August 7, 2024.
2)	The warrants expire April 29, 2029. These were moved from derivative liability August 7, 2024.
3)	The warrants expire August 21, 2029.

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three and Nine Months Ended September 30, 2024

Expressed in Canadian Dollars (unaudited)

13.	SHARE CAPITAL (CONT’D)

The fair values of the derivative warrants and were estimated using the Black-Scholes Option Pricing Model with the following weighted average assumptions:

	September 30, 2024	December 31, 2023
Risk free interest rate	3.58%	3.84%
Expected volatility	120.48%	113.78%
Expected life	4.66 years	4.8 years
Expected dividend yield	0%	0%

	Number of Warrants	Weighted Average Exercise Price
Outstanding, December 31, 2022	316,672	$147.53
Issued	332,800	20.66
Expired	(306,480)	153.52
Outstanding, December 31, 2023	342,992	$15.75
Issued	2,496,370	4.38
Exercised	(791,668)	0.4661
Expired	(10,192)	125.00
Outstanding September 30, 2024	2,037,502	$6.14

As at September 30, 2024, the Company had the following warrants outstanding:

Date issued	Expiry date	Exercise price		Number of warrants outstanding
October 30, 2023	October 30, 2026	CAD$	23.20	12,800
October 30, 2023	October 30, 2028	CAD$	5.6925	256,000
February 26, 2024	February 26, 2027	US$	8.44	26,800
February 26, 2024	February 26, 2029	US$	4.4025	474,332
April 29, 2024	April 29, 2029	CAD$	5.625	540,541
April 29, 2024	April 29, 2024	CAD$	11.06	27,028
August 21, 2024	August 21, 2027	CAD$	5.12	33,334
August 21, 2024	August 21, 2029	CAD$	5.12	666,667
				2,037,502

The weighted average remaining contractual life of warrants outstanding as of September 30, 2024, was 4.51 years (December 31, 2023 – 4.63 years).

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three and Nine Months Ended September 30, 2024

Expressed in Canadian Dollars (unaudited)